Long-Term Debt (Tables)	12 Months Ended
Sep. 26, 2020
Long-Term Debt [Abstract]
Long-Term Debt
Long-term debt consists of the following:

Facility	Maturity Date	September 26, 2020	September 28, 2019
Term loan	October 2022	$1,545	$1,545
Term loan	January 2024	448	489
Term loan	July 2026	4,208	4,250
Revolving line of credit	May 2024	—	—
6.00% Second Priority Senior Secured Notes	October 2022	200	400
5.125% Second Priority Senior Secured Notes	July 2023	300	700
1.00% First Priority Senior Secured Notes(a)	July 31, 2025	814	—
4.50% Second Priority Senior Secured Notes	February 2026	500	500
4.875% First Priority Senior Secured Notes	July 2026	1,250	1,250
5.625% Second Priority Senior Secured Notes	July 2027	500	500
1.50% First Priority Senior Secured Notes(a)	July 31, 2027	436	—
Debt discounts and deferred fees		(85)	(112)
Finance leases and other	Various	121	167
Retired debt	Various	—	1,676
Total long-term debt		10,237	11,365
Current portion of long-term debt		(75)	(104)
Long-term debt, less current portion		$10,162	$11,261
(a)	Euro denominated

Future Maturities of Long-Term Debt	Future maturities of long-term debt as of fiscal year end 2020 are as follows:
Fiscal Year	Maturities
2021	$75
2022	75
2023	1,811
2024	785
2025	864
Thereafter	6,712
$10,322